Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Central Index Key	0002082826
Entity Registrant Name	Warburg Pincus Access Fund, L.P.
Entity Emerging Growth Company	true
Entity File Number	000-56778
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-3512234
Entity Address, Address Line One	450 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	878-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false